(LOSS) EARNING PER SHARE - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ (761,994)	$ (110,480)	¥ 515,101	¥ (2,680,259)
Net income attributable to noncontrolling interest	(13,958)	(2,024)	(15,003)	(29,088)
Net (loss) earning attributable to the Company	(775,952)	(112,504)	500,098	(2,709,347)
Plus undeclared cumulative dividend on perpetual convertible preferred shares				(22,806)
Deemed distribution to perpetual convertible preferred shareholders				(470,643)
Dividend distribution to perpetual convertible preferred shareholders			(5,831)
Adjusted net (loss) earning attributable to ordinary shareholders - Basic	(775,952)	(112,504)	494,267	(3,202,796)
Changes in the fair value of convertible promissory notes	22,626	3,280	829,149	(2,544,220)
Adjusted interest for convertible promissory notes			9,703
Adjusted net loss attributable to ordinary shareholders -Diluted	¥ (775,952)	$ (112,504)	¥ (325,179)	¥ (3,202,796)
Denominator:
Weighted average number of shares outstanding - basic (in shares) | shares	886,817,620	886,817,620	865,352,554	716,888,919
Weighted average number of shares outstanding - diluted (in shares) | shares	886,817,620	886,817,620	911,591,433	716,888,919
(Loss) earning per share-Basic:
Net loss | (per share)	¥ (0.87)	$ (0.13)	¥ 0.57	¥ (4.47)
Basic (in per share) | (per share)	(0.87)	(0.13)	0.57	(4.47)
Loss per share-Diluted:
Net loss | (per share)	(0.87)	(0.13)	(0.36)	(4.47)
Diluted (in per share) | (per share)	¥ (0.87)	$ (0.13)	¥ (0.36)	¥ (4.47)